8. Inventories (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Inventories Details Narrative
Provision for obsolete and slow moving inventories	¥ 5	¥ 8